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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:

                                 Calamos Investment Trust
                                 2020 Calamos Court
                                 Naperville, IL 60563-2787
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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                             [X]
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3.   Investment Company Act File Number:
                                                                        811-5443

     Securities Act File Number:
                                                                        33-19228
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4(a). Last day of fiscal year for which this Form is filed:

                                                                      10/31/2007
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4(b). [     ]      Check box if this Form is being filed late (i.e., more than
                   90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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4(c). [     ]      Check box if this is the last time the issuer will be filing this Form.


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SEC 2393 (6-02)



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
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5.   Calculation of registration fee:


         (i)            Aggregate sale price of securities sold during the
                        fiscal year pursuant to section 24(f):                                                     $  14,160,293,399
                                                                                                                    ----------------

         (ii)           Aggregate price of securities redeemed or
                        repurchased during the fiscal year:                                      $  16,884,374,875
                                                                                                   ----------------

         (iii)          Aggregate price of securities redeemed or repurchased
                        during any prior fiscal year ending no earlier than
                        October 11, 1995 that were not previously used to reduce
                        registration fees payable
                        to the Commission:                                                       $     366,659,404
                                                                                                   ----------------

         (iv)           Total available redemption credits [add Items 5(ii) and 5(iii)]:                           $  17,251,034,279
                                                                                                                    ----------------


         (v)            Net sales - if Item 5(i) is greater than Item 5(iv)
                        [subtract Item 5(iv) from Item 5(i)]:                                                      $               0
                                                                                                                    ----------------

         ----------------------------------------------------------------------------------------------------------
         (vi)     Redemption credits available for use in future years                            $   (3,090,740,880)
                                                                                                   ----------------
                  - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:

         -----------------------------------------------------------------------------------------------------------

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                                                                X        0.00393%
                                                                                                                    ----------------

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)]  (enter "0" if no fee is due):                                                         = $            0.00
                                                                                                                    ----------------

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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
         report the amount of securities (number of shares or other units) deducted here :          N/A . If there is a
                                                                                                  ------
         number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
         here :        N/A     .
                   ------------

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7.       Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):

                                                                                                                 +$
                                                                                                                    ----------------

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8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                  =$            0.00
                                                                                                                    ----------------

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9.       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                    [ ]             Wire Transfer  (CIK )  -  (0000826732)


                    [ ]             Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/  John Raczek
                                      ------------------------------------------

                                      John Raczek - Assistant Treasurer
                                      ------------------------------------------

Date        1/11/2008
          ------------

  * PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.